Structured Entities - Consolidated Structured Entities - Additional Information (Detail) $ in Millions, $ in Millions	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 231,870		$ 206,853
Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	900	$ 700	1,800	$ 1,400
Canadian auto loan receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	2,000		2,300
Scotiabank covered bond guarantor limited partnership [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Covered bond outstanding	30,500		26,000
Scotiabank covered bond guarantor limited partnership [member] | Uninsured residential mortgage backed securities [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	31,500		27,200
Halifax receivables trust [member] | Unsecured personal line of credit receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	0		600
Subordinated notes outstanding	0		500
Trillium credit card trust II [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	2,300	1,700	3,200	2,500
Trillium credit card trust II [member] | Suboridinate B and C Subordinate [Member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	197	$ 148	143	$ 109
Trillium credit card trust II [member] | Credit card receivable [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 2,600		$ 3,700